CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Information [Abstract]
CASH FLOW INFORMATION	CASH FLOW INFORMATION
29(a)    Investing activities with partial cash payments

(i) Purchase of PPE	For the year end December 31,
	2025	2024
	US$’000	US$’000
Acquisition of property, plant and equipment	3,264	4,488
Add: Payable for PPE or CIP - Opening	316	56
Less: Payable for PPE or CIP - Ending	(146)	(316)
Less: Prepayment for PPE & CIP - Opening	(97)	(108)
Add: Prepayment for PPE & CIP - Ending	—	97
Cash paid during the year	3,337	4,217

(ii) Dividend paid	For the year end December 31,
	2025	2024
	US$’000	US$'000
Dividends paid to company’s shareholders	303	1
Add: Payable for dividends - Opening	220	220
Less: Payable for dividends - Ending	(101)	(220)
Other	13	—
Cash paid during the year	435	1
29(b)    Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2024	53,737	2,081	55,818
Changes in cash flows	(23,521)	(736)	(24,257)
Foreign exchange adjustments	(1,246)	(96)	(1,342)
Acquisition lease	—	831	831
Other changes	—	(6)	(6)
Remeasurement	—	(1)	(1)
Balance at December 31, 2024	28,970	2,073	31,043
Changes in cash flows	10,573	(1,069)	9,504
Foreign exchange adjustments	2,795	137	2,932
Acquisition lease	—	1,458	1,458
Other changes	—	(13)	(13)
Remeasurement	—	—	—
Balance at December 31, 2025	42,338	2,586	44,924